                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04171
              ----------------------------------------------------

                      CREDIT SUISSE CASH RESERVE FUND, INC.
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse Cash Reserve Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2004 to December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2004

-  CREDIT SUISSE CASH RESERVE FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004

                                                                February 2, 2005

Dear Shareholder:

     For the Credit Suisse Cash Reserve Fund (the "Fund") the annualized current yields for the seven day period ended December 31, 2004 were 1.64% for the Fund's Common Class shares, 1.39% for the Fund's Class A and Class B shares, and 1.19% for the Fund's Class C shares. The Fund's average weighted maturity as of December 31, 2004 was 37 days, down from 56 days on December 31, 2003.

MARKET OVERVIEW: RATES RISE FROM HISTORIC LOWS

     In our view, 2004 was another challenging year for money market vehicles. The major factor constraining money markets in the period was nominal short-term rates, which remained at historic lows of 1.00% for the first half of the year. However, at the end of June the Fed raised rates 25 basis points and did so again at each of its five consecutive open market committee meetings, bringing the fed funds rate at year-end to 2.25%. The low interest rate environment prompted many investors to look for more attractive yields beyond money market funds. This trend reversed somewhat as interest rates began to rise later in the year and defensive investors parked cash in money markets for safekeeping.

STRATEGIC REVIEW: HIGH QUALITY, SHORT DURATION

     Our investment approach during the latter half of the year was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. Consistent with our expectation that interest rates would rise, we kept the portfolio's overall duration short to minimize its vulnerability to rising rates. In addition, we concentrated the portfolio in asset-backed commercial paper, a sector with the highest credit quality. We continued to buy opportunistically when market-based rates dropped to levels we felt were attractive.

OUTLOOK: CONTINUED TIGHTENING MEANS CAUTIOUS OPTIMISM

     Looking ahead we expect the Fed to continue its incremental pace of tightening, which in our view could have positive implications for money market vehicles. Our strategy going forward will be to keep our average weighted maturity on the short side as we monitor the risk from rising rates.

CREDIT SUISSE ASSET MANAGEMENT, LLC

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY

AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND - UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1)

                                                                               SINCE         INCEPTION
                               1 YEAR         5 YEARS         10 YEARS       INCEPTION          DATE
                               ------         -------         --------       ---------       ---------
Common Class                        0.90%           2.52%           3.83%           2.47%        4/16/85
Class A                             0.65%             --              --            0.73%       11/30/01
Class B                             0.45%             --              --            0.36%         5/1/03
Class C                             0.45%             --              --            0.36%         5/1/03

     PAST PERFORMANCE CANNOT GUARANTEE FUTURE FUTURE RESULTS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1)    Returns assume reinvestment of dividends.

INFORMATION ABOUT YOUR FUND'S EXPENSES

     As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

     The table illustrates your Fund's expenses in two ways:

     - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

     - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

     Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

                                                        COMMON
ACTUAL FUND RETURN                                       CLASS         CLASS A        CLASS B        CLASS C
                                                     ------------   ------------   ------------   -------------
Beginning Account Value 7/1/04                       $   1,000.00   $   1,000.00   $   1,000.00   $    1,000.00
Ending Account Value 12/31/04                        $   1,005.80   $   1,004.50   $   1,003.50   $    1,003.50
Expenses Paid per $1,000*                            $       2.77   $       4.03   $       5.04   $        5.04

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/1/04                       $   1,000.00   $   1,000.00   $   1,000.00   $    1,000.00
Ending Account Value 12/31/04                        $   1,022.37   $   1,021.11   $   1,020.11   $    1,020.11
Expenses Paid per $1,000*                            $       2.80   $       4.06   $       5.08   $        5.08

                                                       COMMON
ANNUALIZED EXPENSE RATIOS*                              CLASS          CLASS A        CLASS B        CLASS C
                                                     ------------   ------------   ------------   -------------
                                                             0.55%           0.80%           1.00%         1.00%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Repurchase Agreement                                                   39.1%
United States Agency Obligations                                       26.6%
Asset Backed Commercial Paper                                          15.8%
Variable Rate Corporate Obligations                                    14.8%
Commercial Paper                                                        3.7%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004

     PAR                                                            RATINGS+
    (000)                                                        (S&P/MOODY'S)      MATURITY           RATE%            VALUE
    -----                                                        -------------      --------           -----            -----
ASSET BACKED COMMERCIAL PAPER (17.0%)
LOANED BACK ASSET BACKED COMMERCIAL PAPER (3.9%)
     $ 3,000  Moat Funding LLC                                    (A-1+ , P-1)        01/14/05             2.030   $     2,997,812
                                                                                                                   ---------------
MULTISELLER ASSET BACKED COMMERCIAL PAPER (6.5%)
       2,500  Ranger Funding Company LLC                          (A-1+ , P-1)        01/18/05             2.335         2,497,249
       2,500  Romulus Funding Corp.                               (A-1 , P-1)         03/15/05             2.485         2,487,479
                                                                                                                   ---------------
                                                                                                                         4,984,728
                                                                                                                   ---------------
SINGLE SELLER ASSET BACKED COMMERCIAL PAPER (3.3%)
       2,500  Hertz Fleet Funding LLC                             (A-1 , P-1)         01/19/05             2.365         2,497,050
                                                                                                                   ---------------
STRUCTURED INVESTMENT VEHICLE (3.3%)
       2,500  Sigma Finance, Inc.                                 (A-1+ , P-1)        03/24/05             2.481         2,485,963
                                                                                                                   ---------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $12,965,553)                                                                  12,965,553
                                                                                                                   ---------------
COMMERCIAL PAPER (3.9%)
FINANCE (3.9%)
       3,000  Bank of America Corp. (Cost $2,987,108)             (A-1 , P-1)         03/07/05             2.394         2,987,108
                                                                                                                   ---------------
VARIABLE RATE CORPORATE OBLIGATIONS (15.9%)
FINANCE (15.9%)
       3,000  Citigroup, Inc. Global Notes ##                      (AA- , Aa1)        02/22/05             2.380         3,000,876
       3,100  Merrill Lynch & Company, Inc. ##                     (A+ , Aa3)         02/17/05             2.240         3,100,000
       3,000  Morgan Stanley Global Notes ##                       (A+ , Aa3)         01/18/05             2.523         3,002,775
       3,000  Wells Fargo & Co. ##                                 (AA- , Aa1)        03/29/05             2.579         3,001,728
                                                                                                                   ---------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $12,105,379)                                                            12,105,379
                                                                                                                   ---------------
UNITED STATES AGENCY OBLIGATIONS (28.6%)
       2,000  Fannie Mae Discount Notes                           (AAA , Aaa)         03/04/05             1.195         1,995,884
       1,879  Fannie Mae Discount Notes                           (AAA , Aaa)         10/14/05             2.386         1,843,383
       3,000  Fannie Mae Notes ##                                 (AAA , Aaa)         01/06/05             1.916         2,998,848
       8,000  Federal Home Loan Bank ##                           (AAA , Aaa)         01/05/05             1.958         7,999,995
       1,000  Federal Home Loan Bank Global Bonds ##              (AAA , Aaa)         03/15/05             2.405           999,991
       1,200  Freddie Mac Discount Notes                          (AAA , Aaa)         03/08/05             1.170         1,197,426
       2,000  Freddie Mac Discount Notes                          (AAA , Aaa)         03/15/05             1.850         1,992,498
       1,732  Freddie Mac Discount Notes                          (AAA , Aaa)         06/30/05             2.180         1,713,121
       1,000  Freddie Mac Discount Notes                          (AAA , Aaa)         07/26/05             2.290           986,896
                                                                                                                   ---------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $21,728,042)                                                               21,728,042
                                                                                                                   ---------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                        (S&P/MOODY'S)      MATURITY           RATE%            VALUE
    -----                                                        -------------      --------           -----            -----
REPURCHASE AGREEMENT (42.1%)
    $ 32,000  Goldman Sachs Group, L.P. (Agreement
                dated 12/31/04, to be repurchased at
                $32,000,110, collateralized by $3,977,000
                United States Treasury Note 5.63% due
                5/15/08 and 28,478,000 United States Treasury
                Note 3.50% due 12/15/09. Market Value of
                collateral is 32,640,112) (Cost $32,000,000)      (A-1+ , P-1)        01/03/05             2.230   $    32,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS AT VALUE (107.5%) (Cost $81,786,082)                                                                  81,786,082
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.5%)                                                                           (5,707,362)
                                                                                                                   ---------------
NET ASSETS (100.0%)                                                                                                $    76,078,720
                                                                                                                   ===============

                  Average Weighted Maturity -- 37 days (Unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of December 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

ASSETS
    Investments at value (Cost $49,786,082) (Note 1)                               $   49,786,082
    Repurchase agreement at value (Cost $32,000,000) (Note 1)                          32,000,000
    Cash                                                                                  553,144
    Receivable for fund shares sold                                                     1,087,708
    Interest receivable                                                                    76,727
    Receivable from investment adviser (Note 2)                                            10,190
    Prepaid expenses                                                                       20,254
                                                                                   --------------
      Total Assets                                                                     83,534,105
                                                                                   --------------
LIABILITIES
    Administrative services fee payable (Note 2)                                           14,487
    Distribution fee payable (Note 2)                                                       1,883
    Payable for fund shares redeemed                                                    7,329,913
    Dividend payable                                                                       36,660
    Other accrued expenses payable                                                         72,442
                                                                                   --------------
      Total Liabilities                                                                 7,455,385
                                                                                   --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                               76,231
    Paid-in capital (Note 3)                                                           76,303,808
    Accumulated net realized loss on investments                                         (301,319)
                                                                                   --------------
      Net Assets                                                                   $   76,078,720
                                                                                   ==============

COMMON SHARES
    Net assets                                                                     $   48,375,090
    Shares outstanding                                                                 48,527,694
                                                                                   --------------
    Net asset value, offering price, and redemption price per share                $         1.00
                                                                                   ==============
A SHARES
    Net assets                                                                     $   27,559,953
    Shares outstanding                                                                 27,559,541
                                                                                   --------------
    Net asset value, offering price, and redemption price per share                $         1.00
                                                                                   ==============
B SHARES
    Net assets                                                                     $       97,649
    Shares outstanding                                                                     97,504
                                                                                   --------------
    Net asset value, offering price, and redemption price per share                $         1.00
                                                                                   ==============
C SHARES
    Net assets                                                                     $       46,028
    Shares outstanding                                                                     45,917
                                                                                   --------------
    Net asset value, offering price, and redemption price per share                $         1.00
                                                                                   ==============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

INTEREST INCOME (Note 1)                                                           $      962,327
                                                                                   --------------
EXPENSES
    Investment advisory fees (Note 2)                                                     241,348
    Administrative services fees (Note 2)                                                 115,167
    Distribution fees (Note 2)
      Class A                                                                               8,251
      Class B                                                                                 306
      Class C                                                                                 208
    Transfer agent fees                                                                    82,056
    Registration fees                                                                      68,677
    Legal fees                                                                             39,894
    Audit fees                                                                             23,627
    Insurance expense                                                                      20,041
    Printing fees (Note 2)                                                                 18,018
    Directors' fees                                                                        17,119
    Custodian fees                                                                         12,962
    Miscellaneous expense                                                                   9,300
                                                                                   --------------
      Total expenses                                                                      656,974
    Less: fees waived and expenses reimbursed (Note 2)                                   (300,820)
                                                                                   --------------
      Net expenses                                                                        356,154
                                                                                   --------------
        Net investment income                                                             606,173
                                                                                   --------------
NET REALIZED GAIN FROM INVESTMENTS                                                          9,972
                                                                                   --------------
    Net increase in net assets resulting from operations                           $      616,145
                                                                                   ==============

                See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR          FOR THE YEAR
                                                                               ENDED                 ENDED
                                                                          DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                         ------------------    ------------------
FROM OPERATIONS
  Net investment income                                                  $          606,173    $          883,952
  Net realized gain from investments                                                  9,972                16,484
                                                                         ------------------    ------------------
      Net increase in net assets resulting from operations                          616,145               900,436
                                                                         ------------------    ------------------
FROM DIVIDENDS
    Dividends from net investment income
      Common Class shares                                                          (573,411)             (862,082)
      Class A shares                                                                (32,199)               (7,590)
      Class B shares                                                                   (355)                  (84)
      Class C shares                                                                   (208)                  (65)
                                                                         ------------------    ------------------
      Net decrease in net assets resulting from dividends                          (606,173)             (869,821)
                                                                         ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)
    Proceeds from sale of shares                                                509,144,643           525,939,171
    Exchange value of shares due to merger                                        2,233,209                    --
    Reinvestment of dividends                                                       301,065               317,836
    Net asset value of shares redeemed                                         (519,953,759)         (581,864,671)
                                                                         ------------------    ------------------
      Net decrease in net assets from capital share transactions                 (8,274,842)          (55,607,664)
                                                                         ------------------    ------------------
    Increase due to capital contribution from advisor (Note 2)                           --               150,000
                                                                         ------------------    ------------------
    Net decrease in net assets                                                   (8,264,870)          (55,427,049)

NET ASSETS
    Beginning of year                                                            84,343,590           139,770,639
                                                                         ------------------    ------------------
    End of year                                                          $       76,078,720    $       84,343,590
                                                                         ==================    ==================

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------------
                                                          2004            2003            2002            2001           2000
                                                      -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of year                  $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                      -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                                    0.0090          0.0074          0.0125          0.0371          0.0592
  Net loss on investments
    (both realized and unrealized)                             --         (0.0014)             --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total from investment operations                     0.0090          0.0060          0.0125          0.0371          0.0592
                                                      -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                    (0.0090)        (0.0072)        (0.0125)        (0.0371)        (0.0592)
                                                      -----------     -----------     -----------     -----------     -----------
INCREASE DUE TO CAPITAL CONTRIBUTION                           --          0.0012              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                          $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                      ===========     ===========     ===========     ===========     ===========
      Total return(1)                                        0.90%           0.72%           1.25%           3.77%           6.08%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)              $    48,375     $    82,990     $   138,095     $   301,516     $   343,623
    Ratio of expenses to average net assets(2)               0.50%           0.49%           0.55%           0.55%           0.57%
    Ratio of net investment income
      to average net assets                                  0.87%           0.74%           1.38%           3.85%           5.07%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.44%           0.30%           0.14%           0.11%           0.11%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% for the year ended December 31, 2000. The Common Class shares' operating expense ratio after reflecting these arrangements was .55% for the year ended December 31, 2000. For the years ended December 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                              2004             2003             2002            2001(1)
                                                          ------------     ------------     ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                    $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                          ------------     ------------     ------------     ------------
INVESTMENT OPERATIONS
  Net investment income                                         0.0065           0.0050           0.0100           0.0011
  Net loss on investments
    (both realized and unrealized)                                  --          (0.0019)              --               --
                                                          ------------     ------------     ------------     ------------
      Total from investment operations                          0.0065           0.0031           0.0100           0.0011
                                                          ------------     ------------     ------------     ------------

LESS DIVIDENDS
  Dividends from net investment income                         (0.0065)         (0.0047)         (0.0100)         (0.0011)
                                                          ------------     ------------     ------------     ------------
INCREASE DUE TO CAPITAL CONTRIBUTION                                --           0.0016               --               --
                                                          ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                          ============     ============     ============     ============
    Total return(2)                                               0.65%            0.47%            1.01%            0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $     27,560     $      1,247     $      1,676       $        1
    Ratio of expenses to average net assets(3)                    0.75%            0.74%            0.80%            0.80%(4)
    Ratio of net investment income to average
      net assets                                                  0.62%            0.49%            1.01%            1.43%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.44%            0.30%            0.19%            0.37%(4)

(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the years ended December 31, 2004, 2003 and 2002 and the period ended December 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class B and Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED                FOR THE PERIOD ENDED
                                                                 DECEMBER 31, 2004                 DECEMBER 31, 2003(1)
                                                          ---------------------------------------------------------------
                                                             CLASS B         CLASS C           CLASS B          CLASS C
                                                          ------------     ------------     ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                    $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                          ------------     ------------     ------------     ------------

INVESTMENT OPERATIONS
  Net Investment income                                         0.0045           0.0045           0.0016           0.0016
  Net loss on investments
    (both realized and unrealized)                                  --               --          (0.0022)         (0.0022)
                                                          ------------     ------------     ------------     ------------
      Total from investment operations                          0.0045           0.0045          (0.0006)         (0.0006)
                                                          ------------     ------------     ------------     ------------

LESS DIVIDENDS
  Dividends from net investment income                         (0.0045)         (0.0045)         (0.0015)         (0.0015)
                                                          ------------     ------------     ------------     ------------
INCREASE DUE TO CAPITAL CONTRIBUTION                                --               --           0.0021           0.0021
                                                          ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                          ============     ============     ============     ============
      Total return(2)                                             0.45%            0.45%            0.15%            0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $         98     $         46     $         60     $         46
    Ratio of expenses to average net assets(3)                    0.95%            0.95%            0.94%(4)         0.94%(4)
    Ratio of net investment income
      to average net assets                                       0.42%            0.42%            0.24%(4)         0.24%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.44%            0.44%            0.40%(4)         0.40%(4)

(1)  For the period May 1, 2003 (inception date) through December 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the year ended December 31, 2004 and the period ended December 31, 2003, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on November 15, 1984.

     The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

     The Fund offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to it.

     It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Effective as of the close of business on September 24, 2004, the Fund acquired all of the net assets of Credit Suisse U.S. Government Money Fund ("U.S. Government Money") in a tax-free exchange of shares. The Fund is also the accounting survivor in the tax-free exchange. The shares exchanged were 2,233,209 Class A shares (valued at $2,233,209) of the Fund for 2,233,209 Class A shares of U.S. Government Money. U.S. Government Money's net assets of $2,233,209 at that date were combined with those of the Fund. The aggregate net assets of U.S. Government Money and the Fund immediately before the acquisition were $2,233,209 and $74,430,336, respectively, and the combined net assets of the Fund after the acquisition were $76,663,545.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     E) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. The agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.35% of the average daily net assets. For the year ended December 31, 2004, investment advisory fees earned, voluntarily waived and expenses reimbursed for the Fund were as follows:

                     GROSS
                   ADVISORY                          ADVISORY        EXPENSE
                      FEE            WAIVER            FEE       REIMBURSEMENTS
                  -----------      ------------      --------    --------------
                  $   241,348      $  (241,348)      $     --      $  (59,472)

     CSAM will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2004.

     During the year ended December 31, 2003, CSAM voluntarily contributed capital to the Fund in the amount of $150,000 to offset the effect of realized losses. CSAM received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution was applied against realized losses for the year ended December 31, 2003. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended December 31, 2004, co-administrative services fees earned by CSAMSI were $68,956.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                 ANNUAL RATE
          ------------------------                 -----------
          First $5 billion              0.050% of average daily net assets
          Next $5 billion               0.035% of average daily net assets
          Over $10 billion              0.020% of average daily net assets

     For the year ended December 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) was $46,211.

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the year ended December 31, 2004, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of their average daily net assets. Common Class shares of the Fund do not bear distribution expenses. CSAMSI may use this fee to compensate service organizations for distribution services.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2004, Merrill was paid $7,507 for its services to the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

                                                                               COMMON CLASS
                                                     --------------------------------------------------------------------
                                                            FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                            DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                     --------------------------------------------------------------------
                                                         SHARES             VALUE            SHARES             VALUE
                                                     --------------    --------------   ---------------    --------------
Shares sold                                             460,304,372    $  460,304,372       520,418,561    $  520,418,561
Shares issued in reinvestment
  of dividends                                              270,399           270,399           311,899           311,899
Shares redeemed                                        (495,200,023)     (495,200,023)     (576,012,469)     (576,012,469)
                                                     --------------    --------------   ---------------    --------------
Net decrease                                            (34,625,252)   $  (34,625,252)      (55,282,009)   $  (55,282,009)
                                                     ==============    ==============   ===============    ==============

                                                                                   CLASS A
                                                     --------------------------------------------------------------------
                                                            FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                            DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                     --------------------------------------------------------------------
                                                         SHARES             VALUE            SHARES             VALUE
                                                     --------------    --------------   ---------------    --------------
Shares sold                                              48,747,987    $   48,747,987         5,357,497    $    5,357,497
Shares exchanged due to merger                            2,233,209         2,233,209                --                --
Shares issued in reinvestment
  of dividends                                               30,523            30,523             5,873             5,873
Shares redeemed                                         (24,698,611)      (24,698,611)       (5,795,144)       (5,795,144)
                                                     --------------    --------------   ---------------    --------------
Net increase (decrease)                                  26,313,108    $   26,313,108          (431,774)   $     (431,774)
                                                     ==============    ==============   ===============    ==============

                                                                                   CLASS B
                                                     --------------------------------------------------------------------
                                                            FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                            DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                     --------------------------------------------------------------------
                                                         SHARES             VALUE            SHARES             VALUE
                                                     --------------    --------------   ---------------    --------------
Shares sold                                                  92,284    $       92,284           117,222    $      117,222
Shares issued in reinvestment
  of dividends                                                  143               143                38                38
Shares redeemed                                             (55,125)          (55,125)          (57,058)          (57,058)
                                                     --------------    --------------   ---------------    --------------
Net increase                                                 37,302    $       37,302            60,202    $       60,202
                                                     ==============    ==============   ===============    ==============

                                                                                   CLASS C
                                                     --------------------------------------------------------------------
                                                            FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                            DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                     --------------------------------------------------------------------
                                                         SHARES             VALUE            SHARES             VALUE
                                                     --------------    --------------   ---------------    --------------
Shares sold                                                      --    $           --            45,891    $       45,891
Shares issued in reinvestment
  of dividends                                                   --                --                26                26
                                                     --------------    --------------   ---------------    --------------
Net increase                                                     --    $           --            45,917    $       45,917
                                                     ==============    ==============   ===============    ==============

(1)  For the period May 1, 2003 (inception date) through December 31, 2003.

     On December 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Fund were as follows:

                                                        NUMBER OF       APPROXIMATE PERCENTAGE
                                                       SHAREHOLDERS      OF OUTSTANDING SHARES
                                                       ------------     ----------------------
          Common Class                                       5                     55%
          Class A                                            1                     90%
          Class B                                            3                     92%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     The tax characteristics of dividends paid during the years ended December 31, 2004 and 2003, respectively, by the Fund were as follows:

                                                             ORDINARY INCOME
                                                             ---------------
                                                           2004             2003
                                                           ----             ----
                                                     $      606,173    $      869,821

     At December 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

               Accumulated realized loss             $     (301,319)

     At December 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                                            EXPIRES DECEMBER 31,
                                                            --------------------
                                                          2007              2010
                                                          ----              ----
                                                     $       54,853    $      246,466

     During the tax year ended December 31, 2004, the Fund utilized $9,972 of the capital loss carryforward.

     At December 31, 2004, the identified cost of securities for federal income tax purposes was $81,786,082.

NOTE 5. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE CASH RESERVE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Cash Reserve Fund, Inc.:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 7, 2005

CREDIT SUISSE CASH RESERVE FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                        TERM                                 NUMBER OF
                                                        OF OFFICE(1)                         PORTFOLIOS IN
                                                        AND                                  FUND
                                  POSITION(S)           LENGTH        PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND                 HELD WITH             OF TIME       OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                     FUND                  SERVED        PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
--------------------------------  --------------------  -----------   ---------------------  ---------------  --------------------
INDEPENDENT DIRECTORS

Richard H. Francis                Director, Nominating  Since 1999    Currently retired            41         None
c/o Credit Suisse Asset           and Audit Committee
Management, LLC                   Member
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten(2)              Director, Nominating  Since 1998    Dean of Yale School of        40        Director of Aetna,
Box 208200                        and Audit Committee                 Management and William                  Inc. (insurance
New Haven, Connecticut            Member                              S. Beinecke Professor                   company); Director
06520-8200                                                            in the Practice of                      of Calpine
                                                                      International Trade                     Corporation (energy
Date of Birth: 10/29/46                                               and Finance from                        provider); Director
                                                                      November 1995 to                        of CarMax Group
                                                                      present.                                (used car dealers).

Peter F. Krogh                    Director, Nominating  Since 2001    Dean Emeritus and            40         Director of Carlisle
301 ICC                           Committee Chairman                  Distinguished                           Companies
Georgetown University             and Audit Committee                 Professor of                            Incorporated
Washington, DC 20057              Member                              International Affairs                   (diversified
                                                                      at the Edmund A. Wals                   manufacturing
Date of Birth: 02/11/37                                               School of Foreign                       company).
                                                                      Service, Georgetown
                                                                      University from June
                                                                      1995 to present.


James S. Pasman, Jr.              Director, Nominating  Since 1999    Currently retired            42         Director of
c/o Credit Suisse Asset           and Audit Committee                                                         Education Management
Management, LLC                   Member                                                                      Corp.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/20/30

-----------

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as a Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                                        TERM                                 NUMBER OF
                                                        OF OFFICE(1)                         PORTFOLIOS IN
                                                        AND                                  FUND
                                  POSITION(S)           LENGTH        PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND                 HELD WITH             OF TIME       OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                     FUND                  SERVED        PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
--------------------------------  --------------------  ------------  ---------------------  ---------------  --------------------
INDEPENDENT DIRECTORS

Steven N. Rappaport               Lead Director,        Since 1999    Partner of Lehigh            42         Director of
Lehigh Court, LLC                 Nominating Committee                Court, LLC and RZ                       Presstek, Inc.
40 East 52nd Street               Member and Audit                    Capital (private                        (digital imaging
New York, New York                Committee Chairman                  investment firms)                       technologies
10022                                                                 from July 2002 to                       company); Director
                                                                      present; Transition                     of Wood Resources,
Date of Birth: 07/10/48                                               Adviser to SunGard                      LLC. (plywood
                                                                      Securities Finance,                     manufacturing
                                                                      Inc. from February                      company).
                                                                      2002 to July 2002;
                                                                      President of SunGard
                                                                      Securities Finance,
                                                                      Inc. from 2001 to
                                                                      February 2002;
                                                                      President of Loanet,
                                                                      Inc. (on-line
                                                                      accounting service)
                                                                      from 1997 to 2001.

INTERESTED DIRECTORS

Michael E. Kenneally(3)           Chairman and Chief     Since 2004   Chairman and Global          44         None
Credit Suisse Asset               Executive Officer                   Chief Executive
Management, LLC                                                       Officer of CSAM since
466 Lexington Avenue                                                  2003; Chairman and
New York, New York                                                    Chief Investment
10017-3140                                                            Officer of Banc of
                                                                      America Capital
Date of Birth: 03/30/54                                               Management from 1998
                                                                      to March 2003.

William W. Priest(4)              Director              Since 1999    Chief Executive              47         Director of Globe
Epoch Investment Partners                                             Officer of J Net                        Wireless, LLC
667 Madison Avenue                                                    Enterprises, Inc.                       (maritime
New York, NY 10021                                                    (technology holdings                    communication-
                                                                      company) since June                     company); Director
Date of Birth: 09/24/41                                               2004; Chief Executive                   of InfraRed X
                                                                      Officer of Epoch                        (medical device
                                                                      Investment Partners,                    company); Director
                                                                      Inc. since April                        of J Net
                                                                      2004; Co-Managing                       Enterprises, Inc.
                                                                      Partner, Steinberg
                                                                      Priest & Sloane
                                                                      Capital Management,
                                                                      LLC from 2001 to
                                                                      March 2004; Chairman
                                                                      and Managing Director
                                                                      of CSAM from 2000 to
                                                                      February 2001; Chief
                                                                      Executive Officer and
                                                                      Managing Director of
                                                                      CSAM from 1990 to
                                                                      2000.

----------
(3) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he is an officer of CSAM.

(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                  TERM
                                  OF OFFICE(1)
                                  AND
POSITION(S)                       LENGTH
NAME, ADDRESS AND                 HELD WITH             OF TIME
DATE OF BIRTH                     FUND                  SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------------  --------------------  ------------  ------------------------------------------------------------
OFFICERS

Michael A. Pignataro              Chief Financial       Since 1999    Director and Director of Fund Administration of CSAM;
Credit Suisse Asset               Officer and                         Associated with CSAM since 1984; Officer of other Credit
Management, LLC                   Treasurer                           Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                    Chief Compliance      Since 2004    Director and Global Head of Compliance of CSAM; Associated
Credit Suisse Asset               Officer                             with CSAM since July 2000; Vice President and Director of
Management, LLC                                                       Compliance of Forstmann-Leff Associates from 1998 to June
466 Lexington Avenue                                                  2000; Officer of other Credit Suisse Funds.
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                        Chief Legal Officer   Since 2004    Director and Deputy General Counsel of CSAM since September
Credit Suisse Asset                                                   2004; Senior Associate of Shearman & Sterling LLP from
Management, LLC                                                       September 2000 to September 2004; Senior Counsel of the SEC
466 Lexington Avenue                                                  Division of Investment Management from June 1997 to
New York, New York                                                    September 2000; Officer of other Credit Suisse Funds.
10017-3140

Date of Birth: 08/14/70


J. Kevin Gao                      Vice President and    Since 2004    Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset               Secretary                           CSAM since July 2003; Associated with the law firm of
Management, LLC                                                       Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                                  other Credit Suisse Funds.
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza                   Assistant Treasurer   Since 2002    Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                                                   Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                                       Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE CASH RESERVE FUND
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -    By calling 1-800-927-2874

     -    On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMMF-2-1204

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2003 and December 31, 2004.

                                         2003            2004
-------------------------------------------------------------------
Audit Fees                               $  16,463       $   16,463
Audit-Related Fees(1)                    $   3,000       $    4,500
Tax Fees(2)                              $   2,327       $    2,327
All Other Fees                                  --               --
-------------------------------------------------------------------
Total                                    $  21,790       $   23,290
-------------------------------------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2003 and December 31, 2004.

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A

Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A
Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2003 and December 31, 2004:

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A
Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended December 31, 2003 and December 31, 2004 were $5,327 and $6,827, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE CASH RESERVE FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 8, 2005